Annual Operating Expenses {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-03 - Fidelity Managed Retirement 2010 Fund - Class K	Sep. 29, 2020
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%